Distribution Date: Jun 25, 2007
DISTRIBUTION PACKAGE
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Aurora Loan Services Inc
April 25, 2007
March 30, 2007
March 01, 2007
Lehman Brothers Inc.
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Rob Eggleston
617-603-6440
robert.eggleston@usbank.com
Distribution Date:
June 25, 2007
LEHMAN MORTGAGE TRUST
Mortgage Pass-Through Certificates, Series 2007-3
STATEMENT TO CERTIFICATEHOLDERS
Record Date - Non LIBOR Certificates: May 31, 2007 Accrual Periods: Begin End
Record Date - LIBOR Certificates: June 24, 2007 Class Certificates 5/1/2007 5/31/2007
Libor Certificates 5/25/2007 6/24/2007
Payment Detail:
Pass
Realized
Subordinate
Through
Original
Beginning
Principal
Interest
Total
Loss
Writedown
Ending
Class
Rate
Balance
Balance
Paid
Paid
Paid
Amount
Amount
Balance
1-A1 5.62000% $206,444,000.00 $205,650,016.08 $1,621,957.56 $963,127.57 $2,585,085.13 $0.00 N/A $204,028,058.52
1-A2 1.38000% $206,244,000.00 $205,450,785.28 $0.00 $236,268.40 $236,268.40 $0.00 N/A $203,830,399.05
1-A3 5.62000% $198,401,000.00 $197,637,949.47 $1,558,766.55 $925,604.39 $2,484,370.94 $0.00 N/A $196,079,182.92
1-A4 5.62000% $8,043,000.00 $8,012,066.61 $63,191.01 $37,523.18 $100,714.19 $0.00 N/A $7,948,875.60
1-A5 1.38000% $100,000.00 $99,615.40 $0.00 $8,094.56 $8,094.56 $0.00 N/A $98,829.74
1-A6 1.38000% $100,000.00 $99,615.40 $0.00 $114.56 $114.56 $0.00 N/A $98,829.74
2-A1 0.00000% $34,748,000.00 $34,602,154.05 $274,191.33 $0.00 $274,191.33 $0.00 N/A $34,327,962.72
B1 5.99163% $4,636,000.00 $4,628,309.20 $3,930.85 $23,109.27 $27,040.12 $0.00 $0.00 $4,624,378.35
B2 5.99163% $1,253,000.00 $1,250,921.36 $1,062.41 $6,245.88 $7,308.29 $0.00 $0.00 $1,249,858.95
B3 5.99163% $1,503,000.00 $1,500,506.63 $1,274.39 $7,492.07 $8,766.46 $0.00 $0.00 $1,499,232.24
B4 5.99163% $752,000.00 $750,752.48 $637.62 $3,748.53 $4,386.15 $0.00 $0.00 $750,114.86
B5 5.99163% $752,000.00 $750,752.48 $637.62 $3,748.53 $4,386.15 $0.00 $0.00 $750,114.86
B6 5.99163% $501,063.00 $500,231.92 $424.81 $2,497.67 $2,922.48 $0.00 $0.00 $499,807.11
R 7.00000% $100.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
LT-R 0.00000% $100.00 $100.00 $0.00 $0.00 $0.00 $0.00 $0.00 $100.00
Totals: $250,589,263.00 $249,633,744.21 $1,904,116.59 $1,254,447.04 $3,158,563.63 $0.00 $0.00 $247,729,627.61
Actual Payments for Exchangeable and Exchange Certificates
1-A1 5.62000% $206,444,000.00 $102,603,861.85 $809,234.60 $480,528.09 $1,289,762.69 $0.00 N/A $101,794,627.25
1-A3 5.62000% $198,401,000.00 $99,031,653.61 $781,060.67 $463,798.24 $1,244,858.91 $0.00 N/A $98,250,592.94
1-A4 5.62000% $8,043,000.00 $4,014,500.61 $31,662.29 $18,801.24 $50,463.53 $0.00 N/A $3,982,838.33
No exchanges of Exchangeable Certificates or Exchange Certificates have taken place since the preceding Distribution Date
Amounts Per 1,000:
Principal
Interest
Realized
Ending
Class
Cusip
Balance
Paid
Paid
Loss
Balance
Index
Value
1-A1 52521JAA7 $996.1539986 $7.85664665 $4.66532120 $0.00000000 $988.29735192 LIBOR 5.32000%
1-A2 52521JAB5 $996.1539986 $0.00000000 $1.14557708 $0.00000000 $988.29735193
1-A3 52521JAC3 $996.1539986 $7.85664665 $4.66532120 $0.00000000 $988.29735193
1-A4 52521JAD1 $996.1539986 $7.85664665 $4.66532120 $0.00000000 $988.29735173
1-A5 52521JAP4 $996.1539986 $0.00000000 $80.94560000 $0.00000000 $988.29735196
1-A6 52521JAQ2 $996.1539986 $0.00000000 $1.14560000 $0.00000000 $988.29735196
2-A1 52521JAE9 $995.8027527 $7.89085214 $0.00000000 $0.00000000 $987.91190054
B1 52521JAF6 $998.3410701 $0.84789689 $4.98474331 $0.00000000 $997.49317299
B2
52521JAG4
$998.3410701 $0.84789306 $4.98474062 $0.00000000 $997.49317638
B3 52521JAH2 $998.3410701 $0.84789754 $4.98474385 $0.00000000 $997.49317365
B4
52521JAL3
$998.3410701 $0.84789894 $4.98474734 $0.00000000 $997.49316489
B5
52521JAM1
$998.3410701 $0.84789894 $4.98474734 $0.00000000 $997.49316489
B6 52521JAN9 $998.3413692 $0.84781754 $4.98474244 $0.00000000 $997.49354872
R 52521JAK5 $0.0000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000

Contact:
Rob Eggleston
617-603-6440
robert.eggleston@usbank.com
Distribution Date:
June 25, 2007
LEHMAN MORTGAGE TRUST
Mortgage Pass-Through Certificates, Series 2007-3
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Allocation of
Prepayment
Additional
Total
Outstanding
Outstanding
Margin or
Accrued @
Relief Act &
Net Prepayment
Penalty
Interest
Interest
Net Prepayment
Interest
Class
Fix Rate
PT Rate
(1)
Excess Loss
Interest Shortfall
Amount
Amount
Paid
(2)
Interest Shortfall
Shortfall
1-A1 5.62000% $480,528.09 $0.00 $0.00 N/A $0.00 $480,528.09 $0.00 $0.00
1-A2 1.38000% $236,268.40 $0.00 $0.00 N/A $0.00 $236,268.40 $0.00 $0.00
1-A3 5.62000% $463,798.24 $0.00 $0.00 N/A $0.00 $463,798.24 $0.00 $0.00
1-A4 5.62000% $18,801.24 $0.00 $0.00 N/A $0.00 $18,801.24 $0.00 $0.00
1-A5 1.38000% $114.56 $0.00 $0.00 $7,980.00 $0.00 $8,094.56 $0.00 $0.00
1-A6 1.38000% $114.56 $0.00 $0.00 $0.00 $0.00 $114.56 $0.00 $0.00
2-A1 0.00000% $0.00 $0.00 $0.00 N/A $0.00 $0.00 $0.00 $0.00
B1 5.99163% $23,109.27 $0.00 $0.00 N/A $0.00 $23,109.27 $0.00 $0.00
B2 5.99163% $6,245.88 $0.00 $0.00 N/A $0.00 $6,245.88 $0.00 $0.00
B3 5.99163% $7,492.07 $0.00 $0.00 N/A $0.00 $7,492.07 $0.00 $0.00
B4 5.99163% $3,748.53 $0.00 $0.00 N/A $0.00 $3,748.53 $0.00 $0.00
B5 5.99163% $3,748.53 $0.00 $0.00 N/A $0.00 $3,748.53 $0.00 $0.00
B6 5.99163% $2,497.67 $0.00 $0.00 N/A $0.00 $2,497.67 $0.00 $0.00
R 7.00000% $0.00 $0.00 $0.00 N/A $0.00 $0.00 $0.00 $0.00
LT-R 0.00000% $0.00 $0.00 $0.00 N/A $0.00 $0.00 $0.00 $0.00
(1) Includes interest shortfalls from previous payments dates; Exchangeable and Exchange Classes are based on Actual Balances
(2) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)

Contact:
Rob Eggleston
617-603-6440
robert.eggleston@usbank.com
Distribution Date:
June 25, 2007
LEHMAN MORTGAGE TRUST
Mortgage Pass-Through Certificates, Series 2007-3
STATEMENT TO CERTIFICATEHOLDERS
Collateral Groups Information:
Group 1 Group 2 Total
Reconciliation:
Beginning Aggregate Principal Balance 213,680,065.34 35,953,579.18 249,633,644.52 Available funds (A):
Interest Remittance Amount 1,246,467.00
Scheduled Principal 180,384.26 31,630.63 212,014.89 Principal Remittance Amount 1,904,116.62
Unscheduled Principal 1,448,352.09 243,749.64 1,692,101.73 Other 7,980.00
Realized Losses 0.00 0.00 0.00 Total Servicer remittance 3,158,563.62
Ending Aggregate Principal Balance 212,051,328.99 35,678,198.91 247,729,527.90
Distributions (B):
Total interest distributed
1,254,447.04
Total principal distributed 1,904,116.59
Aggregate Losses Since Cut-off Date 0.00 0.00 0.00 Total 3,158,563.63
Special Hazard Losses 0.00 0.00 0.00 Difference (A) - (B): (0.01)
Fraud Losses 0.00 0.00 0.00
Bankruptcy Losses 0.00 0.00 0.00
Fees:
Servicing Fee 52,007.07
Special Servicing Fee 0.00
Special Hazard Loss Limit 3,217,200.08
Fraud Loss Limit 2,505,892.00
Bankruptcy Loss Limit 100,000.00
A) Advances required to be made by Servicer N/A
Trust Fund Termination Event NO B) Advances actually made by Servicer 1,189,848.27
C) Excess of A over B N/A
Loan Number Principal Balance
Amount of FPD Premiums
0.00 Deleted Mortgage Loans
Amount of Soft Prepayment Penalties
7,980.00 Qualifying Substitute Mortgage Loans
Amount of Hard Prepayment Penalties 0.00
OTHER EVENTS AND ACTIVITIES

Distribution Date: Jun 25, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
249,633,644.52
1,904,116.62
0.00
247,729,527.90
212,014.89
1,645,491.51
46,610.22
0.00
0.00
1,904,116.62
1,298,942.57
52,475.57
0.00
0.00
0.00
0.00
0.00
1,246,467.00
7,980.00
0.00
3,158,563.62
444
441
0.9885883511
6.24407%
5.99182%
5.99182%
0.00
0.00
0.00
0.00
0.00
1
0
0.00
0.00
52,007.07
468.50
0.00
0.00
0.00
0.00
0.00

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Balance
%
0K to 99.99K
5 394,994.91 0.16%
100K to 199.99K
16 2,496,344.40 1.01%
200K to 299.99K
14 3,542,847.80 1.43%
300K to 399.99K
7 2,351,142.28 0.95%
400K to 499.99K
152 69,734,362.04 28.15%
500K to 599.99K
113 61,730,483.59 24.92%
600K to 699.99K
58 37,627,068.34 15.19%
700K to 799.99K
27 20,026,914.90 8.08%
800K to 899.99K
15 12,627,786.28 5.10%
900K to 999.99K
21 20,500,288.42 8.28%
1000K to 1099.99K
3 3,245,666.51 1.31%
1200K to 1299.99K
4 4,921,018.12 1.99%
1300K to 1399.99K
4 5,429,030.97 2.19%
1400K to 1499.99K
1 1,492,979.30 0.60%
1600K to 1699.99K
1 1,608,600.04 0.65%
Total
441
247,729,527.90
100.00%
Remaining Principal Balance
Balance
0.00M
10.00M
20.00M
30.00M
40.00M
50.00M
60.00M
70.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1600K to 1699.99K
Balance

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
2 581,873.09 0.23%
5.50% - 5.99%
71 44,485,116.30 17.96%
6.00% - 6.49%
240 133,575,963.42 53.92%
6.50% - 6.99%
128 69,086,575.09 27.89%
Total
441
247,729,527.90
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 6.24%
Count
Balance ($)
%
2 Units
12 6,998,723.69 2.83%
3 Units
1 200,555.80 0.08%
Condominium
8 4,505,583.31 1.82%
High Rise Condo
1 512,726.65 0.21%
Low Rise Condo
8 3,199,146.32 1.29%
Planned Unit Developmen
75 43,236,891.81 17.45%
Single Family
335 188,861,395.37 76.24%
Townhouse
1 214,504.95 0.09%
Total
441
247,729,527.90
100.00%
Property Type
Type
Count
Balance ($)
%
2006
51 25,862,278.07 10.44%
2007
390 221,867,249.83 89.56%
Total
441
247,729,527.90
100.00%
Year of First Payment Date
Year

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Balance ($)
%
15.00%-19.99%
1 993,567.16 0.40%
20.00%-24.99%
1 612,647.56 0.25%
25.00%-29.99%
1 505,200.00 0.20%
30.00%-34.99%
5 3,917,038.88 1.58%
35.00%-39.99%
5 2,659,450.84 1.07%
40.00%-44.99%
9 5,275,807.59 2.13%
45.00%-49.99%
13 7,832,450.85 3.16%
50.00%-54.99%
18 10,467,222.81 4.23%
55.00%-59.99%
29 18,315,395.96 7.39%
60.00%-64.99%
42 25,353,367.05 10.23%
65.00%-69.99%
49 28,998,726.15 11.71%
70.00%-74.99%
51 28,895,227.77 11.66%
75.00%-79.99%
72 37,703,408.56 15.22%
80.00%-84.99%
137 73,026,628.99 29.48%
85.00%-89.99%
1 428,892.95 0.17%
90.00%-94.99%
4 1,662,393.09 0.67%
95.00%-99.99%
1 427,156.81 0.17%
100.0%-105.0%
2 654,944.88 0.26%
Total
441
247,729,527.90
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 69
Count
Balance ($)
%
337 - 360
441 247,729,527.90 100.00%
Total
441
247,729,527.90
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 355
Count
Balance ($)
%
337 - 360
441 247,729,527.90 100.00%
Total
441
247,729,527.90
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 355
Count
Balance ($)
%
337 - 360
441 247,729,527.90 100.00%
Total
441
247,729,527.90
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Balance ($)
%
337 - 360
441 247,729,527.90 100.00%
Total
441
247,729,527.90
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Balance ($)
%
ALABAMA
1 445,590.95 0.18%
ARIZONA
9 4,209,322.51 1.70%
CALIFORNIA
243 141,337,694.01 57.05%
COLORADO
6 3,585,596.07 1.45%
CONNECTICUT
6 3,829,849.99 1.55%
DISTRICT OF COLUMBIA 3 1,082,654.95 0.44%
FLORIDA
8 4,824,056.86 1.95%
GEORGIA
4 1,099,363.95 0.44%
HAWAII
1 616,000.00 0.25%
ILLINOIS
7 3,970,399.23 1.60%
INDIANA
1 123,466.35 0.05%
KANSAS
1 966,289.63 0.39%
LOUISIANA
2 1,293,832.16 0.52%
MAINE
2 785,826.75 0.32%
MARYLAND
14 6,712,926.52 2.71%
MASSACHUSETTS
11 6,586,896.50 2.66%
MICHIGAN
2 994,379.02 0.40%
MINNESOTA
1 520,000.00 0.21%
MISSOURI
1 151,322.04 0.06%
NEVADA
4 2,748,728.89 1.11%
NEW JERSEY
15 7,064,984.70 2.85%
NEW MEXICO
1 222,646.72 0.09%
NEW YORK
25 13,600,244.38 5.49%
NORTH CAROLINA
1 445,694.03 0.18%
NORTH DAKOTA
1 99,609.23 0.04%
OREGON
12 7,036,088.46 2.84%
PENNSYLVANIA
2 1,141,940.19 0.46%
RHODE ISLAND
1 461,259.38 0.19%
SOUTH CAROLINA
1 79,444.04 0.03%
TENNESSEE
1 72,000.00 0.03%
TEXAS
4 2,127,455.66 0.86%
UTAH
5 2,861,486.92 1.16%
VIRGINIA
8 4,900,154.90 1.98%
WASHINGTON
32 19,308,135.29 7.79%
WEST VIRGINIA
2 620,010.42 0.25%
WISCONSIN
2 806,315.27 0.33%
WYOMING
1 997,861.93 0.40%
Total
441
247,729,527.90
100.00%
Geographic Distribution by State
State

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
WASHINGTON
NEW YORK
NEW JERSEY
OREGON
MARYLAND
MASSACHUSETTS
VIRGINIA
FLORIDA
ARIZONA
ILLINOIS
CONNECTICUT
COLORADO
UTAH
NEVADA
TEXAS
LOUISIANA
PENNSYLVANIA
GEORGIA
DISTRICT OF
COLUMBIA
WYOMING
MICHIGAN
KANSAS
WISCONSIN
MAINE
WEST VIRGINIA
HAWAII
MINNESOTA
RHODE ISLAND
NORTH CAROLINA
ALABAMA
NEW MEXICO
MISSOURI
INDIANA
NORTH DAKOTA
SOUTH CAROLINA
TENNESSEE
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Jun 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
436
245,751,446.63
99.20%
245,928,190.37
5
1,978,081.27
0.80%
1,980,346.71
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
441
247,729,527.90
247,908,537.08
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
436
245,751,446.63
99.20%
245,928,190.37
5
1,978,081.27
0.80%
1,980,346.71
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
441
247,729,527.90
100.00%
247,908,537.08
Current
30 - 59
days
Current 99.2%
30 - 59 days 0.8%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Jun 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
5 1,978,081.27 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
5
1,978,081.27
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
5
1,978,081.27
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
5
1,978,081.27
100.00%
100.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Jun 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
April 2007
May 2007
June 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
0 0.00 2 1,292,142.68 5 1,978,081.27
60 - 89 days
0 0.00 0 0.00 0 0.00
90 - 120 days
0 0.00 0 0.00 0 0.00
120 + days
0 0.00 0 0.00 0 0.00
Bankruptcy
0 0.00 0 0.00 0 0.00
Foreclosure
0 0.00 0 0.00 0 0.00
REO
0 0.00 0 0.00 0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: Jun 25, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Current
7.84%
1,692,101.73
3 Month
3.52%
Life CPR
3.52%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
Group 1
Total
Amount ($)

Distribution Date: Jun 25, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Jun 25, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Jun 25, 2007
REO LOAN DETAIL REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Jun 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
3 1,657,456.00 1,645,491.51 0.00 249,633,644.52
0.66%
99.34%
1
Prepayment 0.66%
Liquidation 0.00%
Beginning Balance 99.34%
Total: 100.00%
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
State Lien
123892929 695,000.00 692,341.56 691,668.28 0.00 0.00 0.00 Voluntary PIF 05/31/2007 673.28 6.250% 0.00 AZ 1
123894008 525,000.00 519,241.54 518,701.88 0.00 0.00 0.00 Voluntary PIF 05/14/2007 539.66 6.125% 0.00 UT 1
123832461 437,456.00 435,536.72 435,121.35 0.00 0.00 0.00 Voluntary PIF 05/31/2007 415.37 6.375% 0.00 MN 1
Total:
3
1,657,456.00
1,647,119.82
1,628.31
1,645,491.51
0.00
0.00
0.00
0.00

Distribution Date: Jun 25, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Jun 25, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #